Share-based payments - Equity share option and valuation of grants (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€) Y	Dec. 31, 2021 Y $ / shares	Dec. 31, 2019 Y € / shares
Options. | Mr. Modig and Mr. Sheldon
Key assumptions used to derive other equity instruments value
Exercise price (USD)			$ 9.92
Share price at grant date (USD)			$ 10.01
Expected volatility (%)			75.00%
Risk-free rate (%)			1.70%
Dividend yield (%)			0.00%
Expected contractual life (years) | Y			10.0
Weighted average fair value (USD)			$ 7.86
Options. | Mr. Modig
Key assumptions used to derive other equity instruments value
Exercise price (USD)			14.00
Share price at grant date (USD)			$ 10.01
Expected volatility (%)			75.00%
Risk-free rate (%)			1.70%
Dividend yield (%)			0.00%
Expected contractual life (years) | Y			10
Weighted average fair value (USD)			$ 7.45
Options. | Mr. Kim
Key assumptions used to derive other equity instruments value
Exercise price (USD)			11.60
Share price at grant date (USD)			$ 10.80
Expected volatility (%)			75.00%
Risk-free rate (%)			1.70%
Dividend yield (%)			0.00%
Expected contractual life (years) | Y			9
Weighted average fair value (USD)			$ 8.21
Performance Based RSUs | Mrs. Stratton
Key assumptions used to derive other equity instruments value
Share price at grant date (USD)	$ 4.42
Expected volatility (%)		80.00%
Risk-free rate (%)		1.10%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10
Performance Based RSUs | Mrs. Stratton | Minimum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	12.00
Weighted average fair value (USD)	1.60
Performance Based RSUs | Mrs. Stratton | Maximum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	15.00
Weighted average fair value (USD)	2.10
Performance Based RSUs | Mr. Coego Rios
Key assumptions used to derive other equity instruments value
Share price at grant date (USD)	2.70
Expected volatility (%)		80.00%
Risk-free rate (%)		2.20%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10
Performance Based RSUs | Mr. Coego Rios | Minimum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	12.00
Weighted average fair value (USD)	0.35
Performance Based RSUs | Mr. Coego Rios | Maximum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	15.00
Weighted average fair value (USD)	0.50
RSUs | Mrs. Stratton
Key assumptions used to derive other equity instruments value
Share price at grant date (USD)	4.42
Expected volatility (%)		85.00%
Risk-free rate (%)		1.10%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10
RSUs | Mrs. Stratton | Minimum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	5
Weighted average fair value (USD)	1.45
RSUs | Mrs. Stratton | Maximum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	15
Weighted average fair value (USD)	1.71
RSUs | Mr. Coego Rios
Key assumptions used to derive other equity instruments value
Share price at grant date (USD)	2.70
Expected volatility (%)		80.00%
Risk-free rate (%)		2.20%
Dividend yield (%)		0.00%
Expected contractual life (years) | Y		10
RSUs | Mr. Coego Rios | Minimum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	5
Weighted average fair value (USD)	0.84
RSUs | Mr. Coego Rios | Maximum
Key assumptions used to derive other equity instruments value
Exercise price (USD)	15
Weighted average fair value (USD)	0.65
Equity share option 2017 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares				€ 0.12
Share price at grant date | € / shares				€ 12.58
Volatility (%)				70.00%
Risk-free interest rate (%)				(0.70%)
Dividend yield (%)				0.00%
Option term (years) | Y				10
Equity share option 2019 (Equity settled)
Key assumptions used to derive the option value
Exercise price | € / shares				€ 12.58
Share price at grant date | € / shares				€ 12.58
Volatility (%)				70.00%
Risk-free interest rate (%)				(0.70%)
Dividend yield (%)				0.00%
Option term (years) | Y				10
2019 Plan | Options.
Key assumptions used to derive other equity instruments value
Exercise price (USD)			12.52
Share price at grant date (USD)			$ 12.54
Expected volatility (%)			75.00%
Risk-free rate (%)			1.90%
Dividend yield (%)			0.00%
Expected contractual life (years) | Y			10
Weighted average fair value (USD)			$ 7.36
2019 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of dividend payment expected over an vesting period | €		€ 0
Key assumptions used to derive other equity instruments value
Weighted average fair value (USD)	$ 1.93		$ 10.96